Loan ID	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Credit Event Level	Credit Exceptions	Compliance Event	Compliance Exceptions	Compliance Comp Factors	Seasoning > 3 Years	S&P Compliance Loan Grade	Fitch Compliance Loan Grade	Moodys Compliance Loan Grade	DBRS Compliance Loan Grade	Morningstar Compliance Loan Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	TPR QM/ATR Status
207469323	1	ARM	Refinance	UTD	NC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) North Carolina CHL Prepayment Penalty: North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229898871	1	ARM	Refinance	Investment	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
572377050	1	ARM	Refinance	Second Home	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932166900	1	ARM	Refinance	Investment	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954764514	1	ARM	UTD	UTD	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
721512765	1	ARM	Refinance	Second Home	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
741775481	1	ARM	UTD	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
728572698	2	Fixed	Refinance	Second Home	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639985374	2	Fixed	Refinance	Second Home	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
281478240	2	Fixed	Refinance	UTD	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
691845462	1	Fixed	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
708228063	2	Fixed	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
864798336	2	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
511316172	2	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Number of Units Missing: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Property Type Missing: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
952628418	1	Fixed	Refinance	UTD	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
224481294	2	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
318923757	1	Fixed	Refinance	Investment	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915296787	1	Fixed	Refinance	Second Home	NC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126936936	1	Fixed	Refinance	Primary	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
488390121	2	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
793246959	1	Fixed	Refinance	UTD	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
927244827	1	Fixed	Refinance	Investment	MO		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
899383716	1	Fixed	Refinance	Primary	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
388207404	2	Fixed	Refinance	Investment	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
262218519	2	Fixed	Refinance	Investment	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
417945636	2	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
944683371	2	Fixed	Purchase	Primary	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
595739664	1	Fixed	Refinance	Investment	KS		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
415439145	1	Fixed	Refinance	Investment	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933281784	1	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
966832200	1	Fixed	Refinance	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
885724389	2	Fixed	Purchase	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
881245872	1	Fixed	Refinance	UTD	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
661580757	1	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
181218600	1	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
909962127	2	Fixed	Refinance	Second Home	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
198388413	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
178886934	1	Fixed	Refinance	UTD	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
297713988	1	Fixed	Refinance	UTD	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
834091074	2	Fixed	Refinance	Second Home	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
138678183	2	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776284938	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
455011533	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
221208570	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
770506722	1	Fixed	Refinance	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
716885397	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
717161121	1	Fixed	Refinance	Primary	IL		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
437678883	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
573197229	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
901272825	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
686373939	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	No
258129612	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
292815891	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
158311530	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
256272471	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
361602036	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
500772726	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
868377753	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
790071138	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
852615531	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
893962143	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
269401329	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
179014806	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
424121454	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
458755785	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
794520541	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
916596486	1	Fixed	UTD	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
973089936	1	Fixed	Refinance	Investment	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
339132528	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
300145554	1	Fixed	UTD	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
655367976	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
641809548	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
562966470	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
812658528	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
815475708	1	Fixed	Refinance	Primary	IA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
674716608	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
752673573	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
808505685	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
449762787	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
352052595	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
237257505	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
507759732	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
889792317	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
636820542	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
526028445	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
923234841	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
607335057	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
313379307	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
471540987	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
993261744	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
613539846	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
538396065	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
361823814	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
545007447	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

										Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
903663432	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
879600519	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
223243533	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
798074127	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
358937703	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
898928172	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
778923297	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
610205184	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
642577779	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
893894211	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
716696586	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
771268959	1	Fixed	Refinance	Investment	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354204576	1	ARM	Refinance	Primary	MT		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187681230	1	ARM	Refinance	Primary	MI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602039791	1	ARM	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
975312459	1	ARM	Refinance	Primary	WI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832726719	1	ARM	Refinance	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
263603637	1	ARM	Refinance	Primary	SC			2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
438566139	1	ARM	Refinance	Primary	FL			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667023291	1	ARM	Refinance	Second Home	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Unable to test borrower acknowledgment receipt due to missing information. - EV2

*** (OPEN) Ohio CSPA Default Increase: Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194763042	2	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
130419450	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
158853987	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
978171849	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
440264295	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
966354678	1	Fixed	Refinance	Primary	MI		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
308313373	1	Fixed	Refinance	UTD	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
759890349	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
261921816	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
881741376	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
352006641	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
190265544	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
226660113	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
137344518	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

										Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
839214945	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
666659673	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
138906954	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
290344365	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
311166522	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
473304222	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
549411039	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
983050965	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
582052365	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
328826844	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
103225671	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
582554862	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
241091667	1	Fixed	Refinance	Primary	OK		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
392602005	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
528969501	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
318718962	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
979988031	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
438596964	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
548926524	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
949464585	2	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
510530958	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
344122533	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
589387023	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
318378303	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
767776455	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
660508830	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
702900396	1	Fixed	Refinance	UTD	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
935573490	1	Fixed	Refinance	Investment	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805635558	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
749436813	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
360203436	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
510939549	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
960336702	1	Fixed	Refinance	UTD	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
906518574	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
695562741	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
674791533	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
746627625	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
340044615	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871040088	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
187625187	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
100678221	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
699909390	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
344493162	1	Fixed	UTD	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
103403493	1	Fixed	Refinance	Primary	DE		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
957314259	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
673571754	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
298489212	1	Fixed	Purchase	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974719305	1	Fixed	Refinance	UTD	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
819052128	1	Fixed	Purchase	Investment	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920723355	1	Fixed	Refinance	Primary	MO		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
511145343	2	Fixed	Refinance	UTD	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
946155897	2	Fixed	Refinance	Second Home	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158715126	1	Fixed	Refinance	Investment	KS		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659856483	1	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
831723444	2	Fixed	Refinance	Primary	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
193718088	1	Fixed	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
954103941	2	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
620006373	1	Fixed	Refinance	Second Home	ME		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825390783	1	Fixed	Refinance	Investment	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
800231967	2	Fixed	Refinance	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
686243070	1	Fixed	Refinance	Primary	IA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
472355172	1	Fixed	Refinance	UTD	KS		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
368068563	2	Fixed	UTD	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
522727722	1	ARM	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Non Refundable Fee: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
962942094	1	Fixed	Refinance	Primary	ME		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
753345900	1	Fixed	Refinance	Second Home	SC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
786470742	1	Fixed	Refinance	Investment	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310539150	1	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
555485958	1	Fixed	Refinance	Primary	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
890483625	2	Fixed	Refinance	Investment	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230934834	2	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
750258990	2	Fixed	Refinance	Investment	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540226233	1	Fixed	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
129075795	1	Fixed	Refinance	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
998420148	1	ARM	Refinance	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858614130	1	ARM	UTD	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564567867	1	ARM	UTD	UTD	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
509934555	1	ARM	Refinance	UTD	NM		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
129607038	1	Fixed	Purchase	Primary	ID		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

										The Residential Mortgage Practices Act does not appear to provide for assignee liability. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508977513	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554711733	1	Fixed	Refinance	Investment	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
421149429	1		UTD	Primary	CA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
738546714			UTD	UTD				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
857625516	1	Fixed	UTD	UTD	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
567479952	1	Fixed	Refinance	Primary	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Texas Cash-out Itemized Disclosure Timing without a Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

*** (OPEN) Texas Cash-out Points and Fees: Texas Constitution Section 50(a)(6): Points and fees on subject loan of X.XX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX.XX on an Original Principal Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX(an overage of $XXX.XX or XX.XX%.) - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Unable to test extension of credit due to missing information. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Texas Cash-out Unable to Determine Refinance Test: Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) Texas Cash-out Unable to Determine Disclosure of Texas Home Equity Loan: Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RC	C	C	C	C	Yes	No	No	No
719109171	1	Fixed	Refinance	Primary	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Texas Cash-out No Value Provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) Texas Cash-out Itemized Disclosure Timing without a Waiver: Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV3

*** (OPEN) Texas Cash-out Borrower Received Copies Of All Documents: Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) Texas Cash-out Points and Fees: Texas Constitution Section 50(a)(6): Points and fees on subject loan of X.XX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX.XX on an Original Principal Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX(an overage of $XXX.XX or XX.XX%.) - EV3

*** (OPEN) Texas Cash Out Rescission Period Testing: Unable to test rescission period due to missing information. - EV3

*** (OPEN) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Texas Cash-out Other Lien: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2

*** (OPEN) Texas Cash-out Unable to Determine Refinance Test: Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) Texas Cash-out Appraisal Not Used for CLTV Calculation: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RC	C	C	C	C	Yes	No	No	No
241863894	1	Fixed	Refinance	Primary	AR		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
947054997	1	Fixed	Refinance	Primary	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
816498684	1	Fixed	UTD	UTD	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
951271776	1	Fixed	Refinance	UTD	NM		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
703294002	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659635704	1	Fixed	UTD	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
994289715	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683737578	1	Fixed	UTD	UTD	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
781364853	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319339341	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
948399651	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
565541892	1	Fixed	Purchase	Primary	SC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
599910489	1	Fixed	Refinance	UTD	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
755227017	1	Fixed	Refinance	Investment	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
454929615	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
275144580	1	Fixed	Refinance	Primary	SC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
298120581	1	Fixed	Refinance	Primary	NC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/1998. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
579453966	1	Fixed	Refinance	Primary	NC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
953684361	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442198359	1	Fixed	UTD	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
204223572	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769472757	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
927268803	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136643220	1	Fixed	Purchase	UTD	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Stated Value not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	No	No	N/A
465375159	1	Fixed	Purchase	Primary	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
937841220	1	Fixed	UTD	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
907094997	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) The UFMIP and/or Prepaid Monthly MI amounts collected on the HUD-1 do not match the amounts otherwise documented in file. - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1994. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778655565	1	Fixed	Purchase	Primary	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	No	No	N/A
595079325	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1996 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	No	No	N/A
641388969	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1993. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604679715	1	Fixed	Purchase	UTD	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
382188429	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485678835	1	Fixed	UTD	UTD	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
795424779	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
692889417	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
437611950	1	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
567893205	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
130881987	1	Fixed	Purchase	UTD	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
738866394	1	Fixed	Purchase	UTD	KS		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
664358976	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
113530356	1	Fixed	Purchase	UTD	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
726873399	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339452208	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
467103429	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
692769537	1	Fixed	Purchase	UTD	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182892924	1	Fixed	Purchase	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831168000	1	Fixed	Purchase	Investment	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554251194	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917638443	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505705788	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
841774383	1	Fixed	UTD	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
382312305	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468531000	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
386733879	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
661676661	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986281731			UTD		FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
395842761	1	Fixed	Purchase	UTD	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
488770740	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
379876743	1	Fixed	UTD	Primary	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
806234958	1	Fixed	Refinance	Primary	MO		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
900609489	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
572640786	1	Fixed	UTD	UTD	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
789854355	1	Fixed	Refinance	Primary	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
134287578	1	Fixed	UTD	Primary	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
930910158	1	ARM	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Stated Value not provided - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
330827841	1	ARM	UTD	Primary	FL		*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
307971720	1	Fixed	UTD	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
424886688	1	Fixed	Refinance	Primary	SC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
244338417	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
957782259	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2001. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
233288478	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630716652	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
881588529	1	Fixed			NJ			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
457011531	1	Fixed	UTD	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
637446915	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
111431457	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
922903173	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
294348357	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
910633455	1	Fixed	Purchase	UTD	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1993 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
168678153	1	Fixed	UTD	UTD	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
972495531	1	Fixed	UTD	UTD	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
313543143	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
953245800	1	ARM	Refinance	Primary	IL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
751855392	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
328828842	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
870982893	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337366296	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
108239652	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
435064500	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
473948577	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390859749	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
118604277	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785151063	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333461205	1	Fixed	Refinance	Investment	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
295053651	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
866654478	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
708453837	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
983614401	1	Fixed	Purchase	Primary	MI			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199523277	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
445803750	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
509365125	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
175754070	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
419447133	1	Fixed	Purchase	Primary	MI			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
713644641	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
428114457	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

										There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
732946320	1	ARM	Construction-Permanent	Primary	MI		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type. - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
311908779	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
878795325	1	Fixed	Construction-Permanent	Primary	MI			2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979956063	1	Fixed	Purchase	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
573582843	1	Fixed	Construction-Permanent	Primary	IL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192939867	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
418108473	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
474903621	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
545672781	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514633851	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512003484	1	ARM	Construction-Permanent	Primary	MI			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
607359033	1	ARM	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739683576	1	ARM	Construction-Permanent	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
768640590	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546008445	1	ARM	UTD	UTD	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
389627982	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
538075386	1	Fixed	Purchase	Primary	MN			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392299308	1	Fixed	Purchase	Primary	DC			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
505098396	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700719579	1	ARM	Purchase	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
950124924	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
771034194	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826080093	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
578370051	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
959198841	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
759683556	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981075942	1	Fixed	Purchase	Primary	NH			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
964831203	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
901917180	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300757941	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291115593	1	Fixed	Refinance	Primary	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
347032620	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953816229	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
590665743	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
398547054	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
948100950	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166760073	1	ARM	Purchase	Investment	MO			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960404634	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
845919234	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
770966262	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
759687552	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603969426	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
626706666	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
966387645	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299635065	1	Fixed	Purchase	Primary	NV			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981860157	1	Fixed	Purchase	Primary	TN			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
534687777	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504095400	1	Fixed	Purchase	Primary	MN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
872299827	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
111792096	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456734808	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643251105	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
959215824	1	Fixed	Refinance	Primary	AR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
399292308	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
649282068	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
292282425	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
520380099	1	Fixed	Refinance	Investment	ME			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
290322387	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
965629404	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
874209915	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
432261306	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982133883	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
759280959	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
566595837	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
941126931	1	Fixed	Purchase	Primary	RI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519006474	1	Fixed	Purchase	Primary	ME			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
160970868	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681824493	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
895679424	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617723658	1	Fixed	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158168673	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
383663952	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
931352715	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610992396	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727284987	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
907996095	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
959970069	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712685601	1	Fixed	Purchase	Primary	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
257946795	1	Fixed	Refinance	Second Home	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765022212	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606082311	1	Fixed	Refinance	Investment	NM			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810039150	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
935696367	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546621831	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
357024294	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
285576138	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
859490649	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
749645604	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
322862814	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
151863984	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303048648	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974733291	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
857797344	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
774473751	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
683015301	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420047532			Refinance	Investment				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
283511205	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
937867194	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
544922532	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950808240	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581506911	1	Fixed	Purchase	Second Home	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843000156	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
944408646	1	Fixed	Purchase	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621141237	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
662285052	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
376730892	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
460409130	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
571181247	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
998901099	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
615174210	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
179613207	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642540816	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195105699	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
930054015	1	Fixed	Purchase	Primary	SC			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
176373450	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453443103	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
622460916	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
152936910	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
692598708	1	Fixed	Purchase	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
830963205	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
253644102	1	ARM	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
250000749	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
340059600	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512671815	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
818496684	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
799832367	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780935283	1	Fixed	Purchase	Primary	NV		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358378263	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
869876253	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
591940467	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469390140	1	ARM	Purchase	Second Home	SC			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
668307024	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
502033464	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
239163597	1	Fixed	Purchase	UTD	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
227238534	1	ARM	Construction-Permanent	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
934263801	1	ARM	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576891531	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891032076	1	ARM	Construction-Permanent	Primary	MI		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
814230954	1	ARM	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451061487	1	ARM	UTD	UTD	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
786750462	1	Fixed	Purchase	Primary	TX			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839203956			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
558376065	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
457461081	1	Fixed	Purchase	Primary	SC			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
934679385	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
254489256	1	Fixed	Purchase	UTD	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
791874333	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
176762061	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
499411089	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Non-Borrower-Paid Cash/Credit is missing. - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1992 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
667416915	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1993 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
497764737	1	Fixed	Purchase	Second Home	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland MLR Escrow Responsibility Timing: Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Assignee liability is unclear.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
159931908	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369916713	1	Fixed	Purchase	Investment	SC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554638806	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461361177	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
876965157	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
259717023	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
746864388	1	ARM	Purchase	Investment	NM			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
766695537	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441998559	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
590814594	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
462930606	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
183188628	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
172667160	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
435280284	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
725110164	1	ARM	Purchase	Investment	AZ			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
680575743	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196941861	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Stated Value not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
242314443	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271307421	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200700099	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
467081451	1	ARM	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
278679042	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730851417	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352675971	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265456278	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
757846395	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
230104665	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
641547810	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120826053	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490039470	1	Fixed	UTD	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
880610508	1	Fixed	Purchase	Primary	NH			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984895119	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943902153	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
466073460	1	Fixed	Purchase	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
369554076	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720317961	1	ARM	Purchase	Investment	NV			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505370124	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707704587	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
723276999	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551133315	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
240419340	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210469320	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
398153448	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971344683	1	Fixed	Purchase	Primary	TN			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534975489	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956349693	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
771222006	1	Fixed	Purchase	Second Home	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680045274	1	ARM	Purchase	Investment	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
606626766	1	ARM	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
283475241	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
733123143	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
885330783	1	ARM	Purchase	Primary	RI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
783416799	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
317040642	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
121066812			Purchase	Primary	VA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
839842317	1	Fixed	Purchase	Investment	NM		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716584698	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926526546	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
349820829	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
285261453	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983661354	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
380701917	1	Fixed	Purchase	Primary	DC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
629280090	1	Fixed	Purchase	Primary	NV			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
769088142	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
466838694	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
513549936	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476715807	1	Fixed	Purchase	Primary	AZ			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
477328194	1	ARM	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868736394	1	Fixed	UTD	UTD	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
326747925	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
159597243	1	ARM	Purchase	Investment	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
250965783	1	ARM	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280904814	1	ARM	Purchase	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
814870314			Purchase	Primary	WA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
574567857	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
135299565	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791353854	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
483906609	1	Fixed	Refinance	Investment	GA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426348225	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310187502	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358361280	1	Fixed	Purchase	Second Home	SC			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
582502914	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
365527107	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
281138580	1		Purchase	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
355420224	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979851168	1	Fixed	Purchase	Primary	FL			3	*** (OPEN) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
133651215	1	ARM	Purchase	Primary	FL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
870550578	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
547495956	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453645900	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
935393670	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
336197466	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
244232523	1	Fixed	Purchase	Primary	WA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
455641902	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120159720	1	Fixed	Purchase	Primary	NM			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
253180566	1	Fixed	Purchase	Primary	NH			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
467812719	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
740323935	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362958678	1	Fixed	Purchase	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
543895560	1	Fixed	Purchase	Primary	RI			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778930290	1	ARM	Purchase	Primary	SC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
907566525	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144883971	1	Fixed	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388576035	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700359939	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552579867	1	ARM	Purchase	Investment	GA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
618613767			Purchase	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
256892850	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
174378447	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522038439	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280003716	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868721409	1	Fixed	Purchase	Primary	NY		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
466586946	1	ARM	Purchase	Investment	MO			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
985889124	1	Fixed	Purchase	Primary	ME		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552947499	1	ARM	Purchase	Investment	FL		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type. - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
191157651	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504638856	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
965687346	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805883310	1	ARM	Purchase	Investment	OK			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
798418782	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
131652216	1	Fixed	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
996992010	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981358659	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
968243787	1	Fixed	Purchase	Second Home	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
754192053	1	ARM	Purchase	Investment	SC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
447856695	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
759951288	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144328527	1	ARM	Refinance	Investment	SC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
637186176	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
396890712	1	Fixed	Purchase	Primary	OH		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145423431	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241175881	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
378489132	1	Fixed	Purchase	Primary	AR		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
172639188	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Valuation: - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Due on Demand: Unable to test call provision due to missing Due on Demand information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
626791581	1	Fixed	Refinance	Second Home	ME			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610372017	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760365873			Purchase	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
943035021	1	Fixed	Purchase	Second Home	SC			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858469671	1	Fixed	Purchase	Primary	FL		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
153404442	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176580243	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
467722809	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
326114559	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659530809	1	Fixed	Refinance	Investment	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
574731693			Purchase	Primary	NV			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
388790820	1	Fixed	Purchase	Second Home	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596413989	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860338800	1	Fixed	Purchase	Second Home	NV			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
133107759	1	Fixed	Purchase	Primary	AR			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200121678	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
268811919	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519639840	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
636772590	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
422954622	1		Purchase	Investment	TX			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
144670185	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354182463	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
356285358	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671793534	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
739665594	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188197614	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492702804	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605740653	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
558372069	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101687211	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954986058	1	ARM	Purchase	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
257358384	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
636731631	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
774141084	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
562682754	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
482259258	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
448146405	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
523068408	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120448431	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
786569643	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
106313580	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
219276504	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548577873	1	Fixed	Refinance	Investment	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
392535072	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
312243444	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
654185160	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105214680	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
225638136	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720426852	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
457413129	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
766397835	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280532187	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804797397	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
104885010	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550693755	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
446982570	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234985779	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
225171603	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
104751144	1	ARM	Purchase	Investment	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
789428781	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739317942	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820821357	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468387144	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
566618814	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626903469	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

										There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388929681	1	Fixed	Purchase	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755351892	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487566945	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
964898136	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342151506	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
396123480	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
452586960	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
882185931	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
585851562	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101522376	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
399881718	1	ARM	Purchase	Investment	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
346266387	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
293838867	1	ARM	Purchase	Primary	OK			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279815904	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426424149	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
666402930	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192560247	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195244560	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833957208	1	Fixed	Purchase	Primary	AR			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715383900	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
635108256	1	ARM	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
411202386	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274589136	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363132504	1	Fixed	Purchase	Primary	TN			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
589737672	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
291605103	1	Fixed	Purchase	Investment	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
130956912	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988146864	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
426228345	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
593765640	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
644650704	1	Fixed	Purchase	Primary	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
366235398	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573607818	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132388479	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760095144	1	Fixed	Purchase	Primary	SC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

There is no Assignee Liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358135506	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134275590	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
240111648	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894348756	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Virginia MLBA Due on Demand: Unable to test call provision due to missing Due on Demand information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
272213514	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
288250461	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497610891	1	Fixed	Purchase	Primary	DC		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
374667957	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
246390363	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677146176	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436409154	1	ARM	Purchase	Investment	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148400451	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
324655020	1	ARM	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275403321	1	Fixed	Purchase	Primary	NM			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
783961596	1	ARM	Purchase	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
953151894	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
755851392	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
211645143	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
800109090	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556636806	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
786999213			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
633339027	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449836713	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
827264907	1	Fixed	Refinance	Second Home	OK			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135169695			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
156693150	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423966609	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358947693	1	Fixed	Purchase	Primary	WA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
365141493	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698406894	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
412587999	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
694462842	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
226235538	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
557425017	1	Fixed	Purchase	Primary	MN			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
138276585	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
654368976	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
997161840	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
125248626	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
477600921	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
864840294	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
438994566	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
656220123	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
442682874	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819400779	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833259906	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423702873	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
615501882	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
210761028	1	Fixed	Refinance	Investment	MO			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
746997255	1	Fixed	Purchase	Primary	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132559308	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556852590	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
334109556	1	Fixed	Purchase	Primary	DC		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
965506527	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV1

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
889380729	1	ARM	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
266437296	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
977978043	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
641726631	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
292935771	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
925532541	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
737914347	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923663412	1	Fixed	Purchase	Primary	WA			3

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
425614959	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117528354	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431218350	1	Fixed	Refinance	Investment	WI		*** (OPEN) Note Error: Buydown Term is missing. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731766501	1	Fixed	Purchase	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649058292	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903171924	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
928520550	1	ARM	Purchase	Investment	NV		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606420972	1		Purchase	Primary	MD			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
347958693	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
972577449			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
526527945	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
494425080	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
579549870	1	ARM	Construction-Permanent	Second Home	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984136878	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
533654811	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
582119298	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
722443833	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
908534556	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
701410887	1	Fixed	Purchase	Second Home	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119202678	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235961802	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384175440	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879042078	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820638540			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
492979527	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
938514546	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747578673	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241030728	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841916241	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
566797635	1	Fixed	Purchase	Primary	TN			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
372411216	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354306339	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
329562108	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917920161	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192013794	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274379346	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
764844390	1	Fixed	Refinance	Investment	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
966300732	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
311071617	1	ARM	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725237037	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581434983	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
964005030	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
980361657	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471297231	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
988712298	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
258536205	1	Fixed	Purchase	Second Home	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756629613	1	Fixed	Purchase	Primary	NM			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465930603	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132136731	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810167022	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302848848	1	Fixed	Purchase	Primary	KS		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979373646	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
225630144	1	Fixed	Refinance	Second Home	NC			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519384096	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461686851	1	Fixed	Purchase	Primary	VA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
614150235	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560228211	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871143984	1	Fixed	Purchase	Primary	WA			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
166349484	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915088995	1	Fixed	Purchase	Primary	ME			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308276415	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279249471	1	Fixed	Purchase	Primary	AR		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
937044018	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
214599186	1	Fixed	Purchase	Primary	AR			3

*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
307969722	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
779627592	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171090738	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
961160877	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
987019992	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501410088	1	Fixed	Purchase	Primary	OR			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
444638916	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
590809599			Purchase	Primary	CA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
827978193	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640739619	1	Fixed	Refinance	Second Home	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
203059692	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
690769539	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
993870135	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
530917551	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
951753294	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
873103023	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
565626807	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843234921	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884383731			Purchase	Primary	CA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
927564507	1	Fixed	Purchase	Primary	KS			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762607629	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405176418	1	ARM	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
650190159	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809529660	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
911766321	1	Fixed	Purchase	Primary	RI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
925352721	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
663148188	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
709069221	1	Fixed	Purchase	Primary	MI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
708064227	1	Fixed	Purchase	Primary	WA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
561872565	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653804541	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
668324007	1	Fixed	Purchase	Primary	MD			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
849998151	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413123463	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357726915	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841945212	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642411945	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653034312	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
236653110	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809595594	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
774600624	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352232415	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554713731	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
530236233	1	ARM	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
836888274	1	Fixed	Purchase	UTD	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
665278056	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
256812930	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117609273	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
345632022	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505620873	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823645530	1	Fixed	Purchase	Primary	ME		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
257257485	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

HB 1447 does not contain express provisions for assignee liability.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
992870136	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
772812414	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135993870	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354252393	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
246685068	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791662545	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534922542	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982395621	1	ARM	Refinance	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
654793551	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327224448	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785638575	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
924036039	1	Fixed	Refinance	Second Home	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184584231	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362214423	1	Fixed	Purchase	Second Home	ID			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110438451	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
433643922	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888837273	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634429935	1	Fixed	Purchase	Primary	DE		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
276951771	1	ARM	Purchase	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
241780977	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626449923	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630390978	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
887303808	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339609051	1	Fixed	Purchase	Primary	NV			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
344671983	1	Fixed	Purchase	Primary	NV		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
270495234	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
450874674	1	Fixed	Purchase	Primary	AR		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
348117534	1	ARM	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
996463539	1	Fixed	Purchase	Primary	MN		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
578666754	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677764557	1	Fixed	Purchase	Primary	OR			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
283145571	1	ARM	Purchase	Second Home	NV			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988874136	1	Fixed	Purchase	Primary	RI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
377301321	1		Purchase	Primary	MO			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
308918772	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
790448760	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327509163	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735043221	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979190829	1	Fixed	Purchase	Second Home	FL			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
229414356	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
327004668	1	ARM	Purchase	Investment	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
487148364	1	ARM	Purchase	Investment	TX			3	*** (OPEN) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
857662479	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
422719857	1	Fixed	Purchase	Primary	MD		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274627098	1	Fixed	Purchase	Second Home	SC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
419738841	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
819504675	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
205404390	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431601966	1	Fixed	Purchase	Second Home	SC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698816484	1	Fixed	Purchase	Primary	NV		*** (OPEN) Valuation Error: Valuation report date was not provided. - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
307210482	1	Fixed	Purchase	Investment	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
971653374	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
389395215	1	Fixed	Purchase	Primary	MO			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
405597996	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456071472	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
797820381	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
338877783	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512045442	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831602565	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311877810	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144733122	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905740353	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
234195570	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
328878792	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
156419424	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
860134005	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802509687	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594682722	1	Fixed	Purchase	Primary	AR			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303469227	1	Fixed	Refinance	Investment	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127016856	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680419899	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408175416	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
124407468	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

HB 1447 does not contain express provisions for assignee liability.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
793852353	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
268796934	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291220488	1	ARM	Purchase	Primary	SC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133825041	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765899334	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603274122	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
752375871	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
611391996	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744385869	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193297509	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
648723627	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
616390992	1	Fixed	Construction-Permanent	Primary	TN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
206703090	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454453092	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518941539	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485596917			Purchase	Primary	OK			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
878209911	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640181178	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
347190462	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110642247	1	Fixed	Purchase	Primary	RI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
844658496	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229822947	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
547425027	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
102103794	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525380094	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
814824360	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
875798325	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
544334121	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
567661770	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
908392698	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120374505	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508200291	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
792080127	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
321111567	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549180270	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
240509250	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476537985	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
924125949	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
929804265	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
612818568	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508990500	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135921942	1	Fixed	Purchase	Primary	DE		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
368248383	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568003428	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
545901552	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
618208173	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780011208	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501424074	1	Fixed	Purchase	Investment	NY			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778283937	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330632037	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
882521595	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563013423	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
922697379	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
880785333	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698186115	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548849601	1	Fixed	Purchase	Second Home	SC			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860228910	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
156277566	1	Fixed	Purchase	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645718635	1	ARM	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520447032	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
439503057	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
928512558	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Late Charge Type Missing: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
543859596	1	ARM	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
457428114	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542174283	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
552898548	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
619540839	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
572166261	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
895194909	1	Fixed	Purchase	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
226077696	1	Fixed	Purchase	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
709594695	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
808008183	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
487092420	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
422450127	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522491985	1	ARM	Purchase	Second Home	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298934766	1		Purchase	Primary	VA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
775919304	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542113344	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770057172	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628490880	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868601529	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

										There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
272923803	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
481705812	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
593810595	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
855325818	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
151219629	1	Fixed	Purchase	Second Home	CT			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
530678790	1	ARM	Construction	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
313850835	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
967122909	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645169185	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639471888	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628848522	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
481401117	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
569362068	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583465950	1	ARM	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982810206	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
470157372	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
125098776	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
264785949	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
510577911	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
470615913	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819666513	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982843173	1	Fixed	Purchase	Primary	AZ			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
361128510	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606317076	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804559635	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499197303	1	Fixed	Purchase	Investment	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858609531	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406406187	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
449182368	1	Fixed	Refinance	Investment	WI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
247402350	1	Fixed	Purchase	Primary	MO			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
178518303	1	ARM	Purchase	Investment	TX			2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
332891775	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
682004313	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617018364	1	Fixed	Purchase	Primary	WV			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) West Virginia Application Fee: West Virginia Residential Mortgage Lender, Broker and Servicer Act: Application fee was charged to borrower. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
846230922	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
838455705	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
435076488	1	ARM	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680325993	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
247228524	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564396039	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117590292	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
306071622	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
228804966	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
227150622	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540359100	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
320364315	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
206610183	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
208530261	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
517696785	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
589152258	1	ARM	Purchase	Investment	OR			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
905661432	1	Fixed	Purchase	Primary	MS		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580105314	1	Fixed	Purchase	Primary	ND			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
799181019	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
732064203	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175440384	1	Fixed	Purchase	Primary	RI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
587210202	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
247670082	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

										HB 1447 does not contain express provisions for assignee liability. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651820527	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747818433	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984487527	1	Fixed	Purchase	Primary	VA		*** (OPEN) One or more of your documents was not signed and dated by the borrower(s). - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
224571204	1	Fixed	Purchase	Primary	WA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120180699	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363946689	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727454817	1	Fixed	Purchase	Primary	VA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
599777622	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
690273036	1	ARM	UTD	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
747715536	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920931147	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505563930			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						No	N/A	N/A	N/A
475103421	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
866624508	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
428565006	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275879844	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
484460055	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639948411	1	Fixed	Purchase	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
216593190	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119327553	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
427969602	1	Fixed	Purchase	Investment	MO			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
790539669	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
686282031	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
732839427	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880515603	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335775888	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
401099499	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
404013582	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492328179	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354731913	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573864561	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768638592	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
708859431	1	Fixed	Refinance	Second Home	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933663402	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573789636	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869160969	1	Fixed	Purchase	Primary	OR			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
494772732	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105867027	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
990244764	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
898530570	1	Fixed	Purchase	Investment	UT			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831857310	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
143641215	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148693158	1	Fixed	Purchase	Primary	TN		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171777051	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640642716	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
615543840	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
307861830	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950185863	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892107999	1	Fixed	Purchase	Primary	NV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664708626	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750287961	1	Fixed	Refinance	Investment	OR		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337130532	1	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
203509287	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
682246071	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
939909150	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
242144613	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
779228991	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
676673649	1	Fixed	Refinance	Second Home	GA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
268158573	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
161799039	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418922658	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369024606	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
452576970	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
991565442	1	Fixed	Purchase	Primary	NV			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
686723589	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451141407	1	Fixed	Purchase	Investment	NV			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719880399	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407126466	1	ARM	Purchase	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469156374	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791304903	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581146272	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210307482	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
347480172			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
420672906	1	Fixed	Purchase	Second Home	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
181184634	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
848015136	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539241219	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
673852473			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
605464929	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
611809578	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
968536494	1	Fixed	Purchase	Primary	MN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235694070	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
779659560	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117734148	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503430066	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454482063	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
774893331	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
533653812	1	ARM	Purchase	Investment	TX			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442941615	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
488015496	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
107625267	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900269829	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546573879	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
783768447	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
565513921	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956826216	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145633221	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609963426	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568278153	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354980664	1	Fixed	UTD	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
634649715	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
638872488	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
507364128	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971379648	1	ARM	Purchase	Primary	NV			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136854009	1	Fixed	Refinance	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
314220465	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360364275	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
433379187	1	Fixed	Purchase	Primary	MO			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
705730563	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157682160	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
966490542	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748539711	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
850608540	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109406484	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145845009	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841145013	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
367476156	1	Fixed	Purchase	Primary	TN			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184814001	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
399674925	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
623995380	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
978033987	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681218100	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
338868792	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
227241531	1	Fixed	Purchase	Primary	KS		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
863867268	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
721541736	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
544362093	1	ARM	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
521188290	1	Fixed	Purchase	Primary	OK			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
494795709	1	ARM	Purchase	Investment	TX			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
613368657	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
473245281	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471536991	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
152895951	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683394921	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556760682	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454517028	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472846680	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
830351817	1	ARM	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540425034	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158405436	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
873607518	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
807208983	1	Fixed	Purchase	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
857868273	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643931424	1	ARM	Purchase	Investment	SC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
488923587	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
103576320	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514572912	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942490566	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471037491	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
565901532	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
733155111	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
644078277	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
838292868	1	ARM	Purchase	Investment	NC			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
493192314	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

										The secondary market purchase of a loan does not trigger coverage of the statute. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
261000738	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
249041709	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768816414	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
578839581	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916225857	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
466076457	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
443984571	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512188299	1	Fixed	Purchase	Primary	IL			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
843837318	1	Fixed	Purchase	Primary	RI			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
767270961	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302428269	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898325775	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
840476682	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
941847210	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
147133719	1	Fixed	Purchase	Second Home	ID			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

										The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583350066	1	ARM	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
238345416	1	Fixed	Purchase	Primary	DC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397395207	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953125920	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
902537559	1	ARM	Purchase	Primary	WA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503458038	1	Fixed	Purchase	Primary	IA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
734182083			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						No	N/A	N/A	N/A
649749600	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
824479695	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
793329876	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
445906647	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508734756	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
391505103	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
599261139	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
586811601	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171142686	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
571724703			Purchase	Primary	OK			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
385731882	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927377694	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890089020	1	Fixed	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981238779	1	Fixed	Purchase	Primary	NV			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
141870987	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
547525926	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609939450	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551026422	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809514675	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923733342	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
310108581	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
939964095	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551274174	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
636186177	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
901454643	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
648419931	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706002291	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904391703	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265485249	1	Fixed	Purchase	Primary	MN			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485979534	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
170792919	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
803850345	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943641414	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386249364	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
417067515	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
284158557	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
334097568	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
748070181	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
264005730	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
859387752	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
343197459	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563908527	1	Fixed	Purchase	Primary	OR		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915192891	1	ARM	Purchase	Primary	IL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
697372929	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348866784	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520228251	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
644390964	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
284588127	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
146111742	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
479098422	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
256937805	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581845572	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
616088295	1	Fixed	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
944417637	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916610472	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
657504243	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552077370	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
694516788	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
181620198	1	Fixed	Purchase	Investment	TX			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
399627972	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719227053	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606149244	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500878620	1	Fixed	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
407125467	1	Fixed	Purchase	Primary	MS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
356579064	1	Fixed	Purchase	Primary	MD		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
455059485	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
960517521	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134597268	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542438019	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841359798	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182050767	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498974526	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681031287	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
615893490	1		Purchase	Primary	MD			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
905981112	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884759355	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
206644149	1	Fixed	Refinance	Investment	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909961128	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756065178	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
892644462	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
995230773	1	Fixed	Purchase	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645963390	1	Fixed	Refinance	Investment	KS		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461658879	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
627950421	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
531442026	1	Fixed	Purchase	Primary	OK			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943664391	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
875070054	1	ARM	Purchase	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
713137149	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
694590714	1	Fixed	Purchase	Primary	RI			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
771786441	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
296719983	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
648059292	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837323838	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

										HB 1447 does not contain express provisions for assignee liability. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
218258523	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
383943672	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
633312054	1	Fixed	Purchase	Primary	ME		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441783774	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
235859904	1	ARM	Purchase	Primary	MO			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
945443610	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
584676738	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563762673	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
185515299	1	Fixed	UTD	UTD	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
997437564	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
164122713	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614048337	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551641806	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909644445	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
100916982	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
493940601	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518048433	1	Fixed	Purchase	Primary	AR		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621176202	1	Fixed	Purchase	Primary	NV			3

*** (OPEN) Nevada HL Ability to Repay 2007 Test: Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
123714162	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
994837167	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360801837	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576731691	1	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
195713091	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
296463240	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275885838	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788777433	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768224007	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643482873	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
601041357	1	Fixed	Purchase	Second Home	WA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						No	N/A	N/A	N/A
402762834	1	Fixed	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
342492165	1	Fixed	Refinance	Investment	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862388748	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
906772320	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350034993	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
185934879	1	Fixed	Purchase	Second Home	NV			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
663215121	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
849683466	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643809546	1	Fixed	Purchase	Primary	IA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
523336140	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
796225977	1	ARM	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762430806	1	Fixed	Refinance	Investment	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
939367692	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750674574	1	Fixed	Construction	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Late Charge Type Missing: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
917733348	1		Purchase	Primary	MO			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
658699641	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706353939	1	Fixed	Purchase	Second Home	CO			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360918720	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135942921	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308717973	1	Fixed	Purchase	Primary	IA			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362491146	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408840750	1	Fixed	Refinance	Investment	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
962414622	1	Fixed	Purchase	Investment	FL			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967484547	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
468475056	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601205193	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843668487	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
834089076	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
121635243	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
438002559	1	Fixed	Purchase	Primary	NH		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932539527	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
404964630	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837373788	1	Fixed	Purchase	Primary	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
180016803	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
698894406	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680108211	1	ARM	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788269941	1	Fixed	Purchase	Primary	TN			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
998745255	1	ARM	Purchase	Investment	SC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659028312	1	Fixed	UTD	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
529452018	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
714891393	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917908173	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829596573	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
493621884	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576744678	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
812153034	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
980362656	1	Fixed	Purchase	Second Home	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339417243	1	Fixed	Purchase	Primary	CO			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
483774741	1	Fixed	Construction-Permanent	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
965192841	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
561869568	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563562873	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
991939068	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986827185	1	Fixed	Purchase	Primary	IA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
536752710	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
859695444	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519169311	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
340145514	1	ARM	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
873911214	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
394766838	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989709300	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621673704	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
185400414	1	Fixed	Refinance	Investment	OK		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
198157644	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
544151304	1	Fixed	Purchase	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
216294489	1	Fixed	Purchase	Primary	NY			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
840040119	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487222290	1	Fixed	Purchase	Primary	IL			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
311143545	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
462188349	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
796330872	1	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210228561	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
309135555	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
529527942	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625813560	1	ARM	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187122690	1	Fixed	Purchase	Second Home	NC		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451847700	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
848321829	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503116380	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826046127	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603782613	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
517413069	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182195622	1	Fixed	Purchase	Primary	MO			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
388880730	1	Fixed	Refinance	Investment	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953049996	1	Fixed	Purchase	Second Home	FL			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
804113082	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683388927	1	Fixed	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
809379054	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
821561616	1	Fixed	Purchase	Primary	OK			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
249221529	1	Fixed	Purchase	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
785928285	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879736383	1	Fixed	Purchase	Second Home	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
710167122	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
410025564	1	Fixed	Refinance	Primary	MI			2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
149402448	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436801761	1	Fixed	Purchase	UTD	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
259014726	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
368230401	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
481588929	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
220063716	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953572473	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451456092	1	Fixed	Purchase	Primary	MI			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
853476669	1	Fixed	Construction-Permanent	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
674331993	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
711751536	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
220779999	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
212301486	1	ARM	Construction-Permanent	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476104419	1	Fixed	Purchase	Primary	PA			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
853137009	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988916094	1	Fixed	Purchase	Primary	NH			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303289407	1	ARM	Purchase	Primary	TN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348549102	1	ARM	Construction-Permanent	Primary	ID		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
940403655	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

The Act does not appear to provide for assignee liability.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984680334	1	Fixed	Refinance	Investment	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903562533	1	ARM	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420643935	1	ARM	Purchase	Primary	NM		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739085175	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
252643104	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
775434789	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756529713	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
168983847	1	Fixed	Purchase	Primary	OR			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
794824380	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468123408			Purchase	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
850997151	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
130570299	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
907175916	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
552197250	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926531541	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408034557	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
766466766	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319776903	1	Fixed	Purchase	Primary	WA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
749698551	1	Fixed	Purchase	Primary	WA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
381704913	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903909186	1	Fixed	Refinance	Investment	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
559549890	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917294787	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
929485584	1	Fixed	Refinance	Investment	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
308313378	1	Fixed	Purchase	Second Home	AZ			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950804244	1	Fixed	Refinance	Second Home	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809701488	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
946065381	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
102263634	1	Fixed	Purchase	Second Home	SC		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
741798459	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
821798379	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
740223036	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

HB 1447 does not contain express provisions for assignee liability.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603998397	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392067540	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
962370666	1	Fixed	Purchase	Primary	ME			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
597017385	1	ARM	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
189439371	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778131090	1	Fixed	Purchase	Primary	DC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950698350	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
588865545	1	ARM	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643597758	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498160341	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
980019999	1	ARM	Purchase	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
273860865	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
270128601	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2000. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722668608	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
482077440	1	Fixed	Purchase	Primary	IL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
159660180	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339511149	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698119182	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836912250	1	Fixed	Purchase	Primary	WA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
867994137	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
951231816	1	Fixed	Purchase	Investment	NV			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933913152	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149831019	1	Fixed	Purchase	Primary	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879608511	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
494004501	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330013656	1	ARM	Refinance	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
409483107	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
458576964	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960832206	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453056490	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418690890	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680370948	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
697583718	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
455254290	1	Fixed	Purchase	Primary	DC			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
959175864	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
805324869	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
925070004	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
337373289	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905753340	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
635987376			Refinance	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
616402980	1	ARM	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
442173384	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621070308	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
457818723	1	Fixed	Purchase	Primary	MO			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
677772549	1	Fixed	Purchase	Primary	NV			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
968356674	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603640755	1	Fixed	Purchase	Primary	PA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
875365758	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903002094	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971149878	1	Fixed	Purchase	Primary	AZ			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
170626203	1	Fixed	Purchase	Primary	AR			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554209236	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
612052335	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101476422	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810290898	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166978854	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
111731157	1	Fixed	Purchase	Investment	TX			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302380317	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669797532	1	Fixed	Purchase	Primary	CA		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
902165931	1	Fixed	Purchase	Primary	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
772801425	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
370561068	1	Fixed	UTD	UTD	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
105877017	1	Fixed	UTD	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1993 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
169283547	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
473855670	1	Fixed	Refinance	Investment	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
108222669	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171465363	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809556633	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
711003285	1	Fixed	Purchase	Second Home	TX			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
717774507	1	Fixed	Refinance	Investment	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983638377	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
775035189	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
373865760	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167478354	1	Fixed	Purchase	Second Home	AZ			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
635456907	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
599973426	1	Fixed	UTD	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
570696732	1	Fixed	UTD	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
718637643	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576832590	1	Fixed	Purchase	Primary	PA			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
971463564	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
764949285	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
773077149	1	Fixed	Purchase	Primary	AR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195192612	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300069630	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605449944	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109190700	1	ARM	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
696763539	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193206600	1	Fixed	Construction-Permanent	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Rate Set Date Not Provided: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
753462783	1	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606450942	1	ARM	Construction-Permanent	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
147641211	1	Fixed	Refinance	Second Home	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
557931510	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101494404	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
289367343	1	ARM	Construction-Permanent	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979962057	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
191153655	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279597123	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
803222973	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739409850	1	Fixed	Construction-Permanent	Second Home	NC		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
522961515	1	Fixed	Purchase	Primary	DE		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
517452030	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136536327	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

The Act does not appear to provide for assignee liability.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702130167	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
401623974	1	ARM	Purchase	Primary	OH		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341167491	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
658462878	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
281831886	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405636957	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
177362460	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
963245790	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
242040717	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
454624920	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649473876	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
582941475	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594647757	1	Fixed	Refinance	Investment	OH			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
207899892	1	Fixed	Purchase	Second Home	MI			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
445778775	1	Fixed	Refinance	Second Home	WI			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311494194	1	Fixed	Refinance	Investment	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
978738282	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
118987893	1	Fixed	Purchase	Second Home	AZ			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580112307	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149376474	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898784316	1	ARM	Purchase	Primary	NV		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671328999	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299658042	1	ARM	Purchase	Primary	PA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730888380	1	ARM	Purchase	Primary	OK			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
203866929	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
952343703	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
283964751	1	ARM	Refinance	Second Home	NV			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Nevada HL Ability to Repay 2007 Test: Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
488695815	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
954566478	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358289352	1	ARM	Purchase	Primary	VA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
430446123	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485977536	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920728350	1	Fixed	Refinance	Investment	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
140755104	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
524004471	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324031644	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722688588	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408294297	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735112152	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
364129506	1	ARM	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
635693670	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720989289	1	ARM	Purchase	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
278483238	1	ARM	Purchase	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
312401286	1	ARM	Purchase	Second Home	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926377695	1	Fixed	Purchase	Primary	ID			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894524580	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
856229913	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891744363	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614669715	1	ARM	Purchase	Primary	AZ		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101555343	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
763624611	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388704906	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
181180638	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
883598517	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715925358	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
487672839	1	ARM	Purchase	Primary	ME			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
937339722	1	ARM	Purchase	Investment	OH			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
344896758	1	ARM	Construction-Permanent	Primary	OR		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
893839266	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811769418	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
635152212	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
678224097	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
689323986	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
385287327	1	ARM	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
153996849	1	ARM	Refinance	Second Home	NC			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
493868637	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
993169836	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
690541767	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
817353828	1	ARM	Refinance	Investment	CT			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
122822055	1	Fixed	Purchase	Primary	NV			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
671625702	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664406928	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594706698	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
709276014	1	ARM	Purchase	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604240155	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
866626506	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
579282138	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722867706	1	ARM	Refinance	Investment	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
104583312	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327406266	1	Fixed	Refinance	Second Home	CA			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
433877688	1	ARM	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
343730925	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975226797	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534924540	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671277051	1	ARM	Purchase	Primary	FL			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
412646940	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
896919183	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
666721611	1	Fixed	Purchase	Investment	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298119582	1	ARM	Refinance	Second Home	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943453602	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390457152	1	Fixed	Purchase	Primary	AK		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
427719852	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555530913	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182475342	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
118964916	1	Fixed	Purchase	Second Home	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
814250934	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
394546059	1	Fixed	Purchase	Second Home	HI			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
814553631	1	Fixed	Purchase	Primary	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
519264216	1	Fixed	Purchase	Investment	OR			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426409164	1	Fixed	Purchase	Primary	DE			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
360935703	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894961143	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780503715	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805381812	1	Fixed	Purchase	Primary	DE			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
495491013	1	Fixed	Purchase	Second Home	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471551976	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
278908812	1	Fixed	Refinance	Second Home	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
578467953	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
883674441	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
491368140	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
123690186	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
180328491	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
232999767	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110231658	1	ARM	Purchase	Primary	NY		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896239863	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
289270440	1	ARM	Refinance	Investment	OR			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
112528359	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
633197169	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520545933	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
202425372	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
429414156	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868017114	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
340573086	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
414012573	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390279330	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386624988	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298073628	1	ARM	Refinance	Second Home	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240515244	1	ARM	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
656971371	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
749246004	1	ARM	Refinance	Second Home	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
107769123	1	Fixed	Purchase	Primary	NV			3

*** (OPEN) Nevada HL Ability to Repay 2007 Test: Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV3

Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
155697147	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
748586664	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
934169895	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
624420954	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291694014	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
509630859	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
236233530	1	ARM	Refinance	Investment	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
757011231	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360067572	1	Fixed	Purchase	Second Home	TX			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
393644961	1	Fixed	Refinance	Investment	HI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
155400444	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560189250	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
581184234	1	ARM	Purchase	Primary	NC			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
477359163	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
903384711	1	Fixed	Purchase	Primary	HI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
722435841	1	Fixed	Refinance	Investment	MI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760637601	1	ARM	Purchase	Second Home	NV			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
122974902	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
935547516	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805673520	1	ARM	Purchase	Investment	TN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720027252	1	ARM	Purchase	Investment	TN			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649716633	1	Fixed	Purchase	Primary	AK		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739905354	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
985679334	1	ARM	Purchase	Primary	KS			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
277846875	1	ARM	Construction-Permanent	Primary	PA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176597226	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
445518036	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
696258045	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
203657139	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670383945	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
255468276	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879696423	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
464954580	1	Fixed	Purchase	Primary	TN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
131059809	1	Fixed	Refinance	Second Home	OR			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
489037473	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
690172137	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646885467	1	Fixed	Construction-Permanent	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879043077	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
507095397	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126779094	1	ARM	Purchase	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
559778661	1	ARM	Construction-Permanent	Primary	OH			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503325171	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
372644982	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
177455367	1	Fixed	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
818766414	1	ARM	Purchase	Investment	UT			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
336966696	1	ARM	Purchase	Investment	UT			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
140946912	1	ARM	Purchase	Investment	UT			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
141803055	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
225874899	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387013599	1	ARM	Purchase	Investment	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
491459049	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
366638994	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486954558	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
202035762	1	Fixed	Purchase	Primary	MS			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
247059693	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
317362320	1	ARM	Refinance	Investment	WA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
773347878	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909112977	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651065283	1	ARM	Refinance	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
409749840	1	Fixed	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
654172173	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
897001101	1	ARM	Purchase	Second Home	TX			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
687717594	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
225643131	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879391728	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954837207	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311515173	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
714228057	1	Fixed	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519406074	1	Fixed	Purchase	Primary	DC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
712547739	1	Fixed	Purchase	Investment	NM			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
654686658	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
304403292	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
228999771	1	Fixed	Refinance	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851300847	1	Fixed	Refinance	Investment	HI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
895978125	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
290090619	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
741259998	1	ARM	Refinance	Investment	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148992858	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680760558	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
530412057	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
978496524	1	ARM	Purchase	Second Home	NV			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
803874321	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149279571	1	Fixed	Purchase	Primary	CO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508647843	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
398667933	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
130876911	1	ARM	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974902122	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
409051539	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
409820769	1	ARM	Purchase	Primary	PA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
708187104	1	ARM	Purchase	Investment	NV			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762644592	1	ARM	Purchase	Investment	MO			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625812561	1	Fixed	Construction	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363171465	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
191251557	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
666879453	1	ARM	Purchase	Primary	NV			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
676938384	1	ARM	Refinance	Investment	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127785087	1	ARM	Refinance	Investment	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
785293920	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335412252	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698471829	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
941759298	1	Fixed	Construction-Permanent	Primary	OH		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570907521	1	Fixed	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619396983	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
249887862	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
948443607	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
674085240	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
897948153	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
402622974	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
740259999	1	Fixed	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
655575768	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
146073780	1	ARM	Purchase	Primary	AZ			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916575507	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350637012	1	Fixed	Refinance	Second Home	GA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891058050	1	ARM	Refinance	Second Home	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
345989664	1	ARM	Purchase	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
461920617	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
788634576	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188349462	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441099459	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
396990612	1	Fixed	Purchase	Second Home	VA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
773861364	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
902916180	1	ARM	Refinance	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
487153359	1	ARM	Purchase	Investment	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
979580439	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508028463	1	ARM	Purchase	Primary	TN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442587969	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
480506013	1	ARM	Purchase	Primary	CO			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722577699	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
535329135	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765275958	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
225300474	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
269664066	1	ARM	Purchase	Second Home	AL			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271781946	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
682151166	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923314761	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
641853504	1	Fixed	Refinance	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
728694576	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
949781268	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
844844310	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
183655161	1	ARM	Refinance	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
641338020	1	ARM	Refinance	Investment	NV			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
673197129	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841833324	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426566007	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
865688445	1	ARM	Purchase	Primary	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988470540	1	ARM	Refinance	Investment	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423261315	1	ARM	Purchase	Investment	OK		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324456219	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
446496057	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
151592256	1	ARM	Purchase	Investment	PA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
104272623	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785997216	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794305899	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628556814	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617666715	1	ARM	Refinance	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603887508	1	ARM	Refinance	Investment	PA			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171162666	1	ARM	Purchase	Primary	PA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397634967	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621821556	1	ARM	Purchase	Investment	MO			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642818538	1	ARM	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
416092491	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
177716106	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471248280	1	ARM	Refinance	Investment	UT			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667054278	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
815110074	1	ARM	Purchase	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
256590153	1	ARM	Purchase	Investment	TX			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836411751	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
355985658	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
362625012	1	ARM	Purchase	Primary	NY			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275208516	1	Fixed	Refinance	Investment	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
236826936	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
394868736	1	ARM	Purchase	Primary	OH			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
753423822	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182436381	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
513579906	1	ARM	Purchase	Investment	NC			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548705745	1	Fixed	Purchase	Primary	LA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
789566643	1	Fixed	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497746755	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
174460365	1	ARM	Purchase	Primary	AZ		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960175863	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126029844	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
951709338	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
808129062	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299933766	1	Fixed	Purchase	Primary	AR		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265101633	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
370434195	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608606784	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
793063143	1	ARM	Purchase	Primary	AZ			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
178156665	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677773548	1	ARM	Refinance	Investment	NV			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602512884	1	ARM	Purchase	Primary	RI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
963416619	1	ARM	Refinance	Investment	OR			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
852957189	1	Fixed	Refinance	Second Home	VA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
561600837	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
957799242	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
365766867	1	Fixed	Refinance	Investment	NY			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670442886	1	ARM	Purchase	Primary	AZ			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760198041	1	ARM	Refinance	Investment	OH			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905174919	1	ARM	Refinance	Investment	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451027521	1	ARM	Purchase	Second Home	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
276681042	1	ARM	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149936913	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
178829991	1	ARM	Purchase	Investment	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945595458	1	ARM	Refinance	Second Home	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554162283	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
524640834	1	ARM	Purchase	Primary	MD			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926891181	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
940195863	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
214247538	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
815436747	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829644525	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
571707720	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
878608512	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
149603247	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330879789	1	ARM	Purchase	Second Home	MN			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
319055625	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229039731	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879175944	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
752881365	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
341632026	1	ARM	Purchase	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504162333	1	ARM	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770277951	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
840874284	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
349137513	1	ARM	Purchase	Primary	IL			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
526505967	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
688091220	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
883192923	1	Fixed	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891500607	1	ARM	Refinance	Investment	AZ			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
429980589	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
317947734	1	ARM	Purchase	Second Home	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298718982	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182943873	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

										The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
882200916	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
510324165	1	Fixed	Refinance	Second Home	SC			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465077457	1	ARM	Refinance	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
236162601	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413764821	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979738281	1	ARM	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
405580014	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
834786378	1	ARM	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
813206979	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167385447	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
775553670	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
612220167	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
544607847	1	ARM	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639448911	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975667356	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
710620668	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
693631674	1	ARM	Purchase	Primary	MD			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
703405890	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802872324	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Valuation Error: Appraiser certification was not provided in valuation report. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
722367909	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
289766943	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
261050688	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
797458743	1	ARM	Construction	Primary	NH		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698653647	1	ARM	Refinance	Second Home	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
242906850	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199207593	1	ARM	Purchase	Primary	NY			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
901115982	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117810072	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
165476358	1	ARM	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
191397411	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449469081	1	ARM	Purchase	Primary	CO			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
346657995	1	ARM	Refinance	Investment	PA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171079749	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
276630093	1	ARM	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794537667	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549358092	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
612680706	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
507352140	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
502681815	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
594858546	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
166289544	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
321899778	1	ARM	Refinance	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406510083	1	ARM	Purchase	Primary	OR			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352605042	1	ARM	Purchase	Second Home	OR			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
326846826	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490705803	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
673602723	1	ARM	Refinance	Investment	FL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
332622045	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
817689492	1	ARM	Purchase	Investment	VA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514606878	1	ARM	Purchase	Investment	WI			3

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
831430737	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628429941	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
231163605	1	ARM	Purchase	Investment	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
565513920	1	ARM	Purchase	Investment	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348119532	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836078085	1	ARM	Purchase	Investment	WA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
222807969	1	ARM	Refinance	Investment	CO			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727007292	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788033178	1	ARM	Purchase	Investment	ID			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
425982591	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337716945	1	ARM	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
575941482	1	ARM	Purchase	Investment	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640474884	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
709028262	1	ARM	Refinance	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
681211107	1	ARM	Purchase	Primary	ID			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
297808893	1	ARM	Purchase	Second Home	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
281312406	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
258915825	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
169476354	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
336265398	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387071541	1	ARM	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896400702	1	ARM	Purchase	Investment	OK			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308872818	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
240489270	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950686362	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
160953885	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
521805672	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
497475027	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791519688	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
373065561	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
617352030	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
185621193	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
934120944	1	ARM	Refinance	Investment	MI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
883926189	1	ARM	Refinance	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
231999768	1	ARM	Purchase	Primary	FL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
323676000	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645304050	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465354180	1	ARM	Refinance	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
605038356	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645779574	1	ARM	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
118859022	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630488880	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628857513	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
409659031	1	ARM	Purchase	Investment	KY			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
205234560	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
354284361	1	ARM	Purchase	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
220397382	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594694710	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
976404618	1	ARM	Refinance	Investment	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
373351275			Purchase	Primary	VA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
505041453	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
192133674	1	ARM	Purchase	Primary	AZ		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
358810830	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
510371118	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942976080	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
244194561	1	ARM	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669198132	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
682520796	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
978948072	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
112917969	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
710073216	1	ARM	Purchase	Second Home	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982615401	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499318182	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735683580	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
838401759	1	ARM	Purchase	Primary	OH		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659774565	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
871630497	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
251249499	1	ARM	Refinance	Investment	MN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539789670	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
638769591	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
446521032	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
103962933	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516955527	1	ARM	Purchase	Second Home	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
403378218	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550956492	1	ARM	Refinance	Investment	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
517494987	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699667632	1	ARM	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
165071763	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
593499906	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
827051121	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230858910	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279491229	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525037491	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880442676	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967558473	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
410592996	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587090322	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
749443806	1	ARM	Refinance	Investment	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
589309101	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
430752816	1	ARM	Refinance	Investment	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403828767	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
382240377	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240144615	1	ARM	Purchase	Investment	FL		*** (OPEN) Missing Document: Note Addendum - Prepayment not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
400838760	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
767818413	1	ARM	Purchase	Primary	OR			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
511511976	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
198391410	1	Fixed	Purchase	Second Home	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822392784	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
518682798	1	ARM	Refinance	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
916378704	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
773564661	1	ARM	Purchase	Primary	FL			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196457346	1	Fixed	Purchase	Primary	MD			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
702167130	1	ARM	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
693640665	1	ARM	Purchase	Second Home	DE			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
621891486	1	ARM	Purchase	Primary	LA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
141634224	1	ARM	Purchase	Investment	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
232802964	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811845342	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431508060	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235562202	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148838013	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884715399	1	ARM	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
859884255	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
331838829	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932408658	1	ARM	Purchase	Second Home	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
345731922	1	ARM	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
824453721	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554436009	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926580492	1	ARM	Refinance	Investment	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
732304962	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
399745854	1	ARM	Purchase	Second Home	MI			2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516280203	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
666917415	1	ARM	Purchase	Primary	AZ			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
964713321	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
434654910	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
437979582	1	ARM	Purchase	Primary	FL			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
623896479	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
437775786	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
883885230	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418295286	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465790743	1	ARM	Purchase	Primary	MN			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275814909	1	ARM	Refinance	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
985987026	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
625595778	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
209534256	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
443767788	1	ARM	Purchase	Primary	TN			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770566662	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683245071	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549432018	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926884188	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886550562	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
622795581	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
331418250	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
980571447	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
561042396	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
771595632	1	Fixed	Purchase	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

										There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769842387	1	ARM	Purchase	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
591662745	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
954479565	1	ARM	Purchase	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
959660379	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260519220	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133561305	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
308366325	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
359568072	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
749120130	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640858500	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
661841496	1	ARM	Purchase	Primary	MD			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
852088059	1	ARM	Refinance	Investment	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
761663574	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Subordination Agreement not provided - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
485002512	1	Fixed	Purchase	Second Home	OR		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
857562579	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
474055470	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175386438	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
850810338	1	ARM	Purchase	Primary	FL			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472551975	1	ARM	Refinance	Investment	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384530085	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
489774735	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669946383	1	ARM	Refinance	Investment	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960257781	1	ARM	Purchase	Primary	TN			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324697527	1	Fixed	Purchase	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350078571	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
973583442	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339496164	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653541804	1	ARM	Purchase	Primary	MN			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
899654445	1	ARM	Purchase	Second Home	MI			3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
240729030	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
528537933	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436900662	1	ARM	Purchase	Primary	FL			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
118096785	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
389778831	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
951615432	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
631797570	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
303450246	1	ARM	Purchase	Primary	MD			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
473140386	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
252553194	1	ARM	Purchase	Primary	VA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518051430	1	Fixed	Purchase	Primary	KS			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
361335303	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
785122092	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
266389344	1	ARM	Purchase	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468394137	1	ARM	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
852521625	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643430925	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274143582	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769144086	1	ARM	Purchase	Investment	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
482561955	1	ARM	Refinance	Investment	MI			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
808209981	1	ARM	Refinance	Investment	NY			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273750975	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
686341971	1	ARM	Purchase	Investment	AZ			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
245279475	1	ARM	Purchase	Second Home	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
343983672	1	ARM	Purchase	Primary	HI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651959388	1	ARM	Purchase	Investment	MN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324874800	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364381254	1	ARM	Purchase	Investment	MN			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
211217571	1	ARM	Purchase	Primary	SD			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869753376	1	Fixed	Refinance	Investment	WA			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132350517	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646943409	1	ARM	Purchase	Primary	AZ			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975965058	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
515336148	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
941569488	1	ARM	Purchase	Second Home	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
932654412	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300137562	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
830385783	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135242622	1	ARM	Purchase	Investment	AZ			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788602608	1	ARM	Purchase	Second Home	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498345156	1	Fixed	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
624668706	1	ARM	Purchase	Primary	MI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188669142	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
895046058	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
209607183	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
774625599	1	ARM	Purchase	Investment	WI			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
699353946	1	ARM	Refinance	Second Home	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499393107	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
101465433	1	ARM	Purchase	Second Home	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

										There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
538748712	1	ARM	Refinance	Investment	CT			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
787962249	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
963728307	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
484870644	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702700596	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982207809	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
177954867	1	ARM	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
270276453	1	ARM	Purchase	Primary	MI			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
678065256	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
718993287	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916039044	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
589767642	1	ARM	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
565742691	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837894267	1	ARM	Purchase	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606776616	1	ARM	Purchase	Primary	NV			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
972632394	1	ARM	Refinance	Investment	MI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
824680494	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
584359056	1	ARM	Purchase	Primary	FL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
464389146	1	ARM	Refinance	Investment	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407013579	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
118261620	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
598219182	1	ARM	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
677108214	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888915195	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954051993	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
562946490	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
417299283	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
434000565	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
492864642	1	Fixed	Purchase	Second Home	OR			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
166036797	1	ARM	Purchase	Primary	RI			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274232493	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
515306178	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
338363298	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
390274335	1	ARM	Refinance	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
671758569	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988243767	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
897044058	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
277647075	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
806554638	1	ARM	Purchase	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
483842673	1	ARM	Purchase	Primary	VA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555395049	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
931110957	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298026675	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
531570897	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819930249	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
130088781	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471404124	1	ARM	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
286218495	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369827802	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
443958597	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
513369117	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
696499803	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926379693	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
783538677	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148427424	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
192738069	1	ARM	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
778255965	1	ARM	Refinance	Investment	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
983354661	1	ARM	Purchase	Second Home	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127932939	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

										HB 1447 does not contain express provisions for assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900324774	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
541992465	1	ARM	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
899473626	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132784083	1	ARM	Purchase	Second Home	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
392368239	1	ARM	Purchase	Primary	CO			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744881373	1	Fixed	Purchase	Primary	NE			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2

Assignee Liability:  The Anti-Predatory lending provisions arising under the Act extend to persons licensed under the Act.  In turn, the Act requires a license of any person acting as a "mortgage banker", which includes, among other activities, acquiring and selling ten or more mortgage loans in a calendar year.  Therefore, assignees and purchasers would qualify as "mortgage bankers," and would therefore be subject to the enforcement mechanisms in the Act for any compliance failure that the assignee itself commits.  However, failure to comply with the Act will not affect the validity or enforceability of any mortgage loan. Further, a person acquiring a mortgage loan or an interest in a mortgage loan is not required to ascertain the extent of compliance with the Act.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
137322540	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
542077380	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
629791578	1	ARM	Purchase	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
173306520	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669542787	1	ARM	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514498986	1	ARM	Purchase	Primary	MI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420677928	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
356713929	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518636844	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505200294	1	ARM	Purchase	Primary	MD			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
219245535	1	ARM	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
527009463	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
987358653	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
659839500	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
561915522	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707874417	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
755684559	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
183484332	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833504661	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
555556887	1	Fixed	Purchase	Primary	MI		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
104627268	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
817643538	1	Fixed	Purchase	Primary	AL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1996. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	No	No	N/A
247452300	1	Fixed	UTD	UTD	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
438136425	1	Fixed	Purchase	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1997. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187546266	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
338668992			UTD	UTD	IL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
955406637	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
366600033	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
306646047	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667343988	1	Fixed	Purchase	Primary	WA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260524215	1	Fixed	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
820844334	1	Fixed	Purchase	Primary	MI			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
767085147	1	ARM	Purchase	Primary	HI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
769519710	1	Fixed	UTD	Investment	MA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
662837499	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
505231263	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199219581	1	Fixed	Refinance	Investment	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
609247143	1	ARM	Purchase	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
704632662	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
831348819	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
571976451	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981041976	1	ARM	Purchase	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
538595865	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802895301	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587405007	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449646903	1	Fixed	Purchase	Primary	PA			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
305552142	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
494430075	1	ARM	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
775511712	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176190633	1	ARM	Refinance	Investment	CO			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
304329366	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
488780730	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653682663	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791288919	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
246909843	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
876007116	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120215664	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386793819	1	ARM	Purchase	Primary	MD			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
437736825	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
654510834	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
652902444	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
895375728	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
245702052	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
543533922	1	Fixed	Purchase	Primary	OR			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
218707074	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
949438611	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
884941173	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
222191586	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927910161	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
883952163	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
935318745	1	ARM	Purchase	Primary	CO		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110063826	1	Fixed	Purchase	Investment	MI			2

*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809823366	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
498479022	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
935679384	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
416675907	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
115388496	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
526979493	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
317227455	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829100070	1	Fixed	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
184595220	1	Fixed	Purchase	Primary	VA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
820782396	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920679399	1	Fixed	Purchase	Second Home	AZ			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
892733373	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

										There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
159741099	1	ARM	Purchase	Investment	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
432490077	1	Fixed	Purchase	Primary	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A	#NAME?